UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ];  Amendment Number: __________________
  This Amendment (Check only one.)           [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abingdon Capital Management
         ------------------------------------
Address: 1650 Tysons Boulevard, Suite 1575
         ------------------------------------
         McLean, VA 22101
         ------------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bryan Jacoboski
           ----------------------
Title:     Managing Member
           ----------------------
Phone:     703-269-3400
           ----------------------

Signature, Place, and Date of Signing:

  Robert Bryan Jacoboski              McLean, VA             February 14, 2005
  ----------------------            -------------            -----------------
     [Signature]                    [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:      ZERO
                                        --------------
Form 13F Information Table Entry Total: 22
                                        --------------
Form 13F Information Table Value Total: 403,275
                                        --------------
                                          (thousands)


List of Other Included Managers:       NONE
                                       ---------------

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
ABITIBI-CONSOLIDATED INC           COM    003924107  16,583  4,104,600 SH    SOLE         N/A       4,104,600     0       0
AMERICAN INTL GROUP INC            COM    026874107  34,313    502,900 SH    SOLE         N/A         502,900     0       0
CENDANT CORP                       COM    151313103  25,839  1,497,900 SH    SOLE         N/A       1,497,900     0       0
CHEMTURA CORP                      COM    163893100  12,408    977,000 SH    SOLE         N/A         977,000     0       0
CITIGROUP INC                      COM    172967101  16,908    348,400 SH    SOLE         N/A         348,400     0       0
ENDURANCE SPECIALTY HOLDINGS LT    COM    G30397106   6,069    169,300 SH    SOLE         N/A         169,300     0       0
FORD MOTOR COMPANY                 COM    345370100  14,501  1,878,400 SH    SOLE         N/A       1,878,400     0       0
FEDERAL HOME LN MTG CORP           COM    313400301  25,336    387,700 SH    SOLE         N/A         387,700     0       0
GOLD KIST INC                      COM    380614107  24,863  1,663,100 SH    SOLE         N/A       1,663,100     0       0
MASCO CORP                         COM    574599106  10,600    351,100 SH    SOLE         N/A         351,100     0       0
MERITAGE HOMES CORP                COM    59001A102   7,752    123,200 SH    SOLE         N/A         123,200     0       0
MONTPELIER RE HOLDINGS LTD         COM    G62185106   7,386    390,800 SH    SOLE         N/A         390,800     0       0
NASH FINCH CO                      COM    631158102  16,651    653,500 SH    SOLE         N/A         653,500     0       0
NAVISTAR INTL CORP NEW             COM    63934E108  22,595    789,500 SH    SOLE         N/A         789,500     0       0
NEWS CORPORATION, INC.             CL B   65248E203  22,689  1,366,000 SH    SOLE         N/A       1,366,000     0       0
PFIZER INC.                        COM    717081103  24,757  1,061,600 SH    SOLE         N/A       1,061,600     0       0
PULTE HOMES INC                    COM    745867101   7,825    198,800 SH    SOLE         N/A         198,800     0       0
SEARS HOLDINGS CORP                COM    812350106  16,290    141,000 SH    SOLE         N/A         141,000     0       0
TIME WARNER INC                    COM    887317105  25,265  1,448,700 SH    SOLE         N/A       1,448,700     0       0
TYCO INTERNATIONAL                 COM    902124106  20,101    696,500 SH    SOLE         N/A         696,500     0       0
WASHINGTON GROUP INTERNATIONAL INC COM    938862208  23,143    436,900 SH    SOLE         N/A         436,900     0       0
XM SATELLITE RADIO HLDGS INC       CL A   983759101  21,401    784,500 SH    SOLE         N/A         784,500     0       0

                              TOTAL MARKET VALUE    403,275